INCOME TAX - Explanation of applicable fees (Details)	11 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Explanation of applicable rates
Income tax rate		32.00%	33.00%
Additional points		4.00%
Total		0.50%	1.50%
Income tax		50.00%
Tax Year 2021
Explanation of applicable rates
Income tax rate		31.00%
Additional points		3.00%
Total		0.00%
Income tax		50.00%
Tax Year 2022
Explanation of applicable rates
Income tax rate		30.00%
Additional points		3.00%
Income tax		100.00%
Guatemala
Explanation of applicable rates
Income tax rate		25.00%
Panama
Explanation of applicable rates
Income tax rate		25.00%
El Salvador
Explanation of applicable rates
Income tax rate		30.00%
Additional points	5.00%
Costa Rica
Explanation of applicable rates
Income tax rate		30.00%